VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—71.2%
Aerospace & Defense—0.3%
Spirit AeroSystems, Inc. 144A 3.250%, 11/1/28(1)(2)	$ 480	$ 619
Auto Manufacturers—1.0%
Ford Motor Co. 0.000%, 3/15/26(2)	995	990
Rivian Automotive, Inc.
4.625%, 3/15/29(2)	540	367
144A 3.625%, 10/15/30(1)(2)	1,320	768
		2,125

Banks—7.4%
Barclays Bank plc 1.000%, 2/16/29(2)(3)	3,620	3,601
BofA Finance LLC
1.000%, 3/25/27(3)	3,480	3,740
1.200%, 4/22/27(3)	3,335	3,343
0.600%, 5/25/27(2)	2,490	3,131
Morgan Stanley Finance LLC 1.500%, 1/28/27(2)(3)	1,895	2,059
		15,874

Biotechnology—2.3%
Bridgebio Pharma, Inc. 2.500%, 3/15/27(2)	1,065	1,054
Cytokinetics, Inc. 3.500%, 7/1/27(2)	430	614
Immunocore Holdings plc 144A 2.500%, 2/1/30(1)(2)	715	705
Insmed, Inc. 1.750%, 1/15/25(2)	1,200	1,320
Sarepta Therapeutics, Inc. 1.250%, 9/15/27(2)	1,080	1,235
		4,928

Commercial Services—8.4%
Affirm Holdings, Inc. 0.000%, 11/15/26(2)(4)	4,705	3,895
Block, Inc. 0.125%, 3/1/25(2)	3,720	3,680
Global Payments, Inc. 144A 1.500%, 3/1/31(1)(2)	5,285	5,253
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)(2)(4)	2,490	2,253
Shift4 Payments, Inc. 0.500%, 8/1/27(2)	2,140	1,898
Stride, Inc. 1.125%, 9/1/27(2)	850	1,168
		18,147

Computers—1.9%
Parsons Corp. 144A 2.625%, 3/1/29(1)(2)	2,280	2,381
Varonis Systems, Inc. 1.250%, 8/15/25(2)	540	803
	Par Value	Value

Computers—continued
Zscaler, Inc. 0.125%, 7/1/25(2)	$ 660	$ 836
		4,020

Electric Utilities—4.7%
NextEra Energy Capital Holdings, Inc. 144A 3.000%, 3/1/27(1)(2)	2,230	2,431
NRG Energy, Inc. 2.750%, 6/1/48(2)	510	913
PG&E Corp. 144A 4.250%, 12/1/27(1)(2)	3,495	3,500
Southern Co. (The) 3.875%, 12/15/25(2)	3,300	3,296
		10,140

Electronics—0.5%
Itron, Inc. 0.000%, 3/15/26(2)(4)	1,045	1,050
Energy-Alternate Sources—0.6%
Plug Power, Inc. 3.750%, 6/1/25(2)	450	396
Sunnova Energy International, Inc. 2.625%, 2/15/28(2)	2,565	827
		1,223

Engineering & Construction—2.0%
Fluor Corp. 144A 1.125%, 8/15/29(1)(2)	2,415	2,627
Granite Construction, Inc. 144A 3.750%, 5/15/28(1)(2)	1,345	1,796
		4,423

Entertainment—3.7%
DraftKings Holdings, Inc. 0.000%, 3/15/28(2)(4)	3,315	2,743
IMAX Corp. 0.500%, 4/1/26(2)	910	845
Live Nation Entertainment, Inc.
2.000%, 2/15/25(2)	3,050	3,121
3.125%, 1/15/29(2)	1,215	1,316
		8,025

Environmental Services—1.1%
Tetra Tech, Inc. 144A 2.250%, 8/15/28(1)(2)	2,070	2,340
Financial Services—7.5%
Bread Financial Holdings, Inc. 144A 4.250%, 6/15/28(1)(2)	1,105	1,260
Citigroup Global Markets Holdings, Inc. 1.000%, 3/15/27(2)(3)	3,575	3,794
Coinbase Global, Inc. 0.500%, 6/1/26(2)	2,525	2,533
Encore Capital Group, Inc. 4.000%, 3/15/29(2)	1,370	1,204
Goldman Sachs Finance Corp. 4.000%, 9/28/26(3)	1,630	1,919
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
	Par Value	Value

Financial Services—continued
JPMorgan Chase Financial Co. LLC
1.000%, 3/15/27(2)(3)	$ 1,815	$ 1,897
1.250%, 3/15/27(2)(3)	3,455	3,576
		16,183

Health Care REITs—2.0%
Welltower OP LLC 144A 2.750%, 5/15/28(1)(2)	3,770	4,226
Healthcare-Products—3.0%
Integer Holdings Corp. 2.125%, 2/15/28(2)	1,155	1,606
iRhythm Technologies, Inc. 144A 1.500%, 9/1/29(1)(2)	1,250	1,265
Natera, Inc. 2.250%, 5/1/27(2)	935	2,305
Repligen Corp. 144A 1.000%, 12/15/28(1)(2)	1,285	1,344
		6,520

Insurance—0.7%
HCI Group, Inc. 4.750%, 6/1/42(2)	1,050	1,612
Internet—8.0%
Lyft, Inc. 144A 0.625%, 3/1/29(1)(2)	1,610	1,655
PDD Holdings, Inc. 0.000%, 12/1/25(2)	1,780	1,740
Sea Ltd. 2.375%, 12/1/25	1,740	1,824
Snap, Inc. 0.750%, 8/1/26(2)	1,355	1,406
Uber Technologies, Inc. 0.000%, 12/15/25(2)	3,770	3,911
Wayfair, Inc.
1.125%, 11/1/24(2)	1,480	1,425
1.000%, 8/15/26(2)	1,910	1,697
3.250%, 9/15/27(2)	1,470	1,619
Zillow Group, Inc.
2.750%, 5/15/25(2)	1,835	1,855
1.375%, 9/1/26(2)	210	241
		17,373

Leisure Time—2.7%
NCL Corp., Ltd. 1.125%, 2/15/27(2)	2,670	2,442
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25(2)	1,215	3,463
		5,905

Media—0.8%
DISH Network Corp. 0.000%, 12/15/25(2)	1,035	753
	Par Value	Value

Media—continued
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)(2)	$ 1,035	$ 961
		1,714

Oil, Gas & Consumable Fuels—1.5%
CNX Resources Corp. 2.250%, 5/1/26(2)	1,065	1,998
Pioneer Natural Resources Co. 0.250%, 5/15/25(2)	395	1,158
		3,156

Pharmaceuticals—1.6%
Dexcom, Inc. 144A 0.375%, 5/15/28(1)(2)	3,220	3,265
Neurocrine Biosciences, Inc. 2.250%, 5/15/24(2)	70	126
		3,391

Retail—0.6%
Freshpet, Inc. 3.000%, 4/1/28(2)	835	1,396
Semiconductors—3.9%
Impinj, Inc. 1.125%, 5/15/27(2)	900	1,413
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26(2)	1,205	1,591
Microchip Technology, Inc. 0.125%, 11/15/24	1,100	1,182
ON Semiconductor Corp. 0.500%, 3/1/29(2)	1,900	1,833
Semtech Corp. 1.625%, 11/1/27(2)	590	709
Veeco Instruments, Inc. 144A 2.875%, 6/1/29(1)(2)	765	1,067
Wolfspeed, Inc. 0.250%, 2/15/28(2)	1,200	708
		8,503

Software—5.0%
Akamai Technologies, Inc. 0.125%, 5/1/25(2)	1,485	1,675
Confluent, Inc. 0.000%, 1/15/27(2)(4)	1,805	1,530
Guidewire Software, Inc. 1.250%, 3/15/25(2)	1,010	1,121
HubSpot, Inc. 0.375%, 6/1/25(2)	445	960
MicroStrategy, Inc. 144A 0.875%, 3/15/31(1)(2)	310	246
MongoDB, Inc. 0.250%, 1/15/26(2)	540	958
Nutanix, Inc. 0.250%, 10/1/27(2)	1,640	1,979

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
	Par Value	Value

Software—continued
Tyler Technologies, Inc. 0.250%, 3/15/26(2)	$ 2,150	$ 2,253
		10,722

Total Convertible Bonds and Notes (Identified Cost $153,456)		153,615

Corporate Bonds and Notes—28.6%
Aerospace & Defense—1.3%
AAR Escrow Issuer LLC 144A 6.750%, 3/15/29(1)(2)	745	749
Bombardier, Inc. 144A 7.500%, 2/1/29(1)(2)	885	905
TransDigm, Inc. 144A 7.125%, 12/1/31(1)(2)	875	892
Triumph Group, Inc. 144A 9.000%, 3/15/28(1)(2)	278	288
		2,834

Auto Manufacturers—0.2%
Ford Motor Co. 9.625%, 4/22/30(2)	460	528
Automobile Components—1.4%
Adient Global Holdings Ltd. 144A 8.250%, 4/15/31(1)(2)	720	748
American Axle & Manufacturing, Inc. 6.875%, 7/1/28(2)	760	754
Clarios Global LP 144A 8.500%, 5/15/27(1)(2)	645	646
Goodyear Tire & Rubber Co. (The)
5.250%, 4/30/31(2)	265	238
5.250%, 7/15/31(2)	700	619
		3,005

Banks—1.8%
Barclays Bank plc 144A 8.000%, 9/27/24(1)(3)	3	3,971
Building Materials—1.3%
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)(2)	1,195	1,183
Griffon Corp. 5.750%, 3/1/28(2)	965	929
Summit Materials LLC 144A 7.250%, 1/15/31(1)(2)	725	745
		2,857

Chemicals—0.5%
Chemours Co. (The) 144A 5.750%, 11/15/28(1)	480	441
Tronox, Inc. 144A 4.625%, 3/15/29(1)(2)	665	593
		1,034

	Par Value	Value

Commercial Services—0.9%
Avis Budget Car Rental LLC 144A 8.000%, 2/15/31(1)(2)	$ 910	$ 871
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)(2)	320	311
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)(2)	805	749
		1,931

Computers—1.0%
McAfee Corp. 144A 7.375%, 2/15/30(1)(2)	840	778
NCR Voyix Corp. 144A 5.125%, 4/15/29(1)(2)	815	749
Seagate HDD Cayman 144A 8.500%, 7/15/31(1)(2)	655	699
		2,226

Containers & Packaging—0.5%
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/27(1)(2)	340	346
Owens-Brockway Glass Container, Inc. 144A 7.250%, 5/15/31(1)(2)	595	596
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)(2)	215	213
		1,155

Diversified REITS—0.4%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)(2)	505	508
144A 5.250%, 7/15/30(1)(2)	425	394
		902

Electric Utilities—0.1%
PG&E Corp. 5.250%, 7/1/30(2)	230	215
Electronic Equipment, Instruments & Components—0.4%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)(2)	910	924
Electronics—0.4%
Coherent Corp. 144A 5.000%, 12/15/29(1)(2)	400	369
EquipmentShare.com, Inc. 144A 8.625%, 5/15/32(1)(2)	455	463
		832

Entertainment—1.7%
Caesars Entertainment, Inc.
144A 8.125%, 7/1/27(1)(2)	785	796
144A 7.000%, 2/15/30(1)(2)	590	594
Churchill Downs, Inc.
144A 5.750%, 4/1/30(1)(2)	65	62
144A 6.750%, 5/1/31(1)	165	164
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)(2)	600	602
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)(2)	410	312

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
	Par Value	Value

Entertainment—continued
Live Nation Entertainment, Inc. 144A 6.500%, 5/15/27(1)(2)	$ 425	$ 426
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)(2)	805	742
		3,698

Environmental Services—0.3%
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)(2)	535	539
Financial Services—2.2%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)(2)	290	273
144A 7.125%, 2/1/32(1)(2)	920	907
Navient Corp.
6.750%, 6/15/26(2)	755	753
9.375%, 7/25/30(2)	220	226
OneMain Finance Corp. 9.000%, 1/15/29(2)	860	902
PennyMac Financial Services, Inc. 144A 7.875%, 12/15/29(1)(2)	885	903
PRA Group, Inc. 144A 8.375%, 2/1/28(1)(2)	765	746
		4,710

Food & Beverage—0.2%
Post Holdings, Inc. 144A 5.500%, 12/15/29(1)(2)	450	427
Healthcare-Products—0.6%
Medline Borrower LP 144A 5.250%, 10/1/29(1)(2)	1,305	1,215
Healthcare-Services—0.8%
Tenet Healthcare Corp. 6.125%, 10/1/28(2)	1,805	1,782
Hotel & Resort REITs—0.6%
Park Intermediate Holdings LLC 144A 5.875%, 10/1/28(1)(2)	770	745
Service Properties Trust 7.500%, 9/15/25(2)	520	524
		1,269

Housewares—0.2%
Newell Brands, Inc. 6.625%, 9/15/29(2)	340	328
Insurance—0.5%
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)(2)	1,115	1,121
Internet—0.4%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)(2)	550	555
	Par Value	Value

Internet—continued
Uber Technologies, Inc. 144A 7.500%, 9/15/27(1)(2)	$ 370	$ 377
		932

Investment Companies—0.2%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)(2)	565	528
Leisure Time—1.5%
Amer Sports Co. 144A 6.750%, 2/16/31(1)(2)	940	922
Carnival Corp.
144A 6.000%, 5/1/29(1)(2)	310	300
144A 10.500%, 6/1/30(1)(2)	405	440
NCL Corp., Ltd. 144A 8.375%, 2/1/28(1)(2)	720	751
Royal Caribbean Cruises Ltd. 144A 6.250%, 3/15/32(1)(2)	760	749
		3,162

Lodging—0.7%
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)(2)	815	741
Station Casinos LLC 144A 6.625%, 3/15/32(1)(2)	765	750
		1,491

Machinery-Construction & Mining—0.2%
Terex Corp. 144A 5.000%, 5/15/29(1)(2)	370	346
Machinery-Diversified—0.4%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)(2)	735	752
Media—1.8%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)(2)	215	197
144A 7.375%, 3/1/31(1)(2)	575	546
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)(2)	440	410
Gray Television, Inc.
144A 7.000%, 5/15/27(1)(2)	820	746
144A 4.750%, 10/15/30(1)(2)	295	178
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)(2)	790	743
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)(2)	450	401
TEGNA, Inc. 5.000%, 9/15/29(2)	280	247
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)(2)	565	514
		3,982

Mining—0.6%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)(2)	720	750

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
	Par Value	Value

Mining—continued
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)(2)	$ 465	$ 455
		1,205

Oil, Gas & Consumable Fuels—2.5%
Antero Resources Corp. 144A 7.625%, 2/1/29(1)(2)	213	218
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)(2)	530	548
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)(2)	850	902
CNX Resources Corp. 144A 7.375%, 1/15/31(1)(2)	750	759
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)(2)	305	321
SM Energy Co. 6.500%, 7/15/28(2)	530	526
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)(2)	600	616
USA Compression Partners LP 6.875%, 9/1/27(2)	755	754
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)(2)	725	753
		5,397

Paper & Forest Products—0.1%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)(2)	300	262
Personal Care Product—0.1%
Coty, Inc. 144A 6.500%, 4/15/26(1)(2)	138	138
Pharmaceuticals—0.1%
Jazz Securities DAC 144A 4.375%, 1/15/29(1)(2)	235	214
Pipelines—0.5%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)(2)	290	276
NGL Energy Operating LLC 144A 8.375%, 2/15/32(1)(2)	740	752
		1,028

Retail—0.4%
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)(2)	330	330
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)(2)	310	309
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)(2)	300	259
		898

Semiconductors—0.1%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)(2)	225	225
	Par Value	Value

Software—0.5%
Central Parent LLC 144A 8.000%, 6/15/29(1)(2)	$ 310	$ 319
UKG, Inc. 144A 6.875%, 2/1/31(1)(2)	750	751
		1,070

Telecommunications—0.2%
Frontier Communications Holdings LLC 144A 8.750%, 5/15/30(1)(2)	525	535
Transportation—1.0%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)(2)	290	299
144A 7.875%, 12/1/30(1)(2)	870	904
XPO, Inc. 144A 7.125%, 6/1/31(1)(2)	890	895
		2,098

Total Corporate Bonds and Notes (Identified Cost $62,681)		61,766

	Shares
Convertible Preferred Stocks—6.1%
Banks—3.8%
Bank of America Corp. Series L, 7.250%(2)	1,885	2,168
Wells Fargo & Co. Series L, 7.500%(2)	5,310	6,082
		8,250

Electric Utilities—0.6%
NextEra Energy, Inc., 6.926%(2)	33,845	1,379
Financial Services—1.2%
Apollo Global Management, Inc., 6.750%(2)	41,360	2,522
Machinery—0.5%
Chart Industries, Inc. Series B, 6.750%(2)	18,935	1,088
Total Convertible Preferred Stocks (Identified Cost $13,387)		13,239

Preferred Stock—0.0%
Entertainment—0.0%
LiveStyle, Inc. Series B (3)(5)(6)	630	63
Total Preferred Stock (Identified Cost $62)		63

Common Stocks—35.9%
Aerospace & Defense—0.5%
RTX Corp.	10,210	1,036
Air Freight & Logistics—0.2%
FedEx Corp.	1,840	482
Automobiles—0.4%
Tesla, Inc.(5)	5,065	928

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
	Shares	Value

Banks—2.6%
Bank of America Corp.(7)	48,620	$ 1,799
CCF Holdings LLC(3)(5)	1,026,972	96
CCF Holdings LLC Class M(3)(5)	219,990	21
Citigroup, Inc.	29,520	1,811
JPMorgan Chase & Co.(7)	4,310	826
Wells Fargo & Co.(7)	18,240	1,082
		5,635

Biotechnology—0.2%
Vertex Pharmaceuticals, Inc.(5)	1,030	405
Broadline Retail—2.4%
Alibaba Group Holding Ltd. Sponsored ADR	4,155	311
Amazon.com, Inc.(2)(5)	27,350	4,786
		5,097

Capital Markets—0.7%
CME Group, Inc. Class A(2)	3,235	678
Moody’s Corp.	2,310	856
		1,534

Chemicals—0.4%
Sherwin-Williams Co. (The)	2,720	815
Consumer Finance—0.6%
Capital One Financial Corp.	6,795	975
Discover Financial Services	3,245	411
		1,386

Consumer Staples Distribution & Retail—0.7%
Target Corp.(2)	9,535	1,535
Diversified Telecommunication Services—1.0%
Verizon Communications, Inc.	54,944	2,170
Electric Utilities—0.8%
Exelon Corp.(2)	46,995	1,766
Electrical Equipment—0.6%
Eaton Corp. plc	2,160	687
Emerson Electric Co.	6,160	664
		1,351

Entertainment—0.6%
LiveStyle, Inc. (3)(5)(6)	13,574	—
Walt Disney Co. (The)	10,850	1,205
		1,205

Financial Services—1.1%
Mastercard, Inc. Class A	5,360	2,418
Ground Transportation—0.6%
Union Pacific Corp.	5,640	1,338
Healthcare Equipment & Supplies—1.4%
Abbott Laboratories	4,025	426
	Shares	Value

Healthcare Equipment & Supplies—continued
Boston Scientific Corp.(5)	21,340	$ 1,534
Edwards Lifesciences Corp.(5)	12,155	1,029
		2,989

Healthcare Providers & Services—0.7%
Elevance Health, Inc.	760	402
McKesson Corp.	2,165	1,163
		1,565

Hotels, Restaurants & Leisure—1.3%
Chipotle Mexican Grill, Inc. Class A(5)	425	1,343
DoorDash, Inc. Class A(5)	6,615	855
Las Vegas Sands Corp.	15,045	667
		2,865

Industrial Conglomerates—0.9%
General Electric Co.	11,780	1,906
Insurance—0.8%
Allstate Corp. (The)	10,165	1,729
Interactive Media & Services—2.3%
Alphabet, Inc. Class A(5)	19,700	3,207
Alphabet, Inc. Class C(5)	7,030	1,157
Meta Platforms, Inc. Class A(7)	1,380	594
		4,958

Life Sciences Tools & Services—0.4%
Danaher Corp.	3,680	908
Metals & Mining—0.4%
Freeport-McMoRan, Inc.	15,885	793
Oil, Gas & Consumable Fuels—0.5%
Devon Energy Corp.(2)	18,670	956
Pharmaceuticals—0.9%
Eli Lilly & Co.	2,415	1,886
Real Estate Management & Development—0.3%
CoStar Group, Inc.(5)	7,190	658
Semiconductors & Semiconductor Equipment—4.3%
Advanced Micro Devices, Inc.(5)	2,575	408
ASML Holding N.V. Registered Shares(7)	1,365	1,191
Broadcom, Inc.	1,135	1,476
Micron Technology, Inc.	8,560	967
NVIDIA Corp.	3,659	3,161
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR(7)	9,085	1,248
Texas Instruments, Inc.	4,625	816
		9,267

Software—5.4%
Adobe, Inc. (5)	860	398
Cadence Design Systems, Inc.(5)	2,795	770
Datadog, Inc. Class A(5)	7,470	938

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
	Shares	Value

Software—continued
Intuit, Inc.	1,345	$ 841
Microsoft Corp.	16,711	6,506
Salesforce, Inc.	5,245	1,411
ServiceNow, Inc.(5)	1,115	773
		11,637

Specialized REITs—0.5%
American Tower Corp.(2)	6,695	1,149
Specialty Retail—1.0%
Home Depot, Inc. (The)	3,515	1,175
TJX Cos., Inc. (The)	9,825	924
		2,099

Technology Hardware, Storage & Peripherals—1.4%
Apple, Inc.	17,955	3,058
Total Common Stocks (Identified Cost $75,045)		77,524

Warrant—0.0%
Banks—0.0%
CCF Holdings LLC, 3/25/26(3)(5)	363,920	—
Total Warrant (Identified Cost $—)		—

Total Long-Term Investments—141.8% (Identified Cost $304,631)		306,207

Short-Term Investment—4.6%
Money Market Mutual Fund—4.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.184%)(8)	9,875,047	9,875
Total Short-Term Investment (Identified Cost $9,875)		9,875

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—146.4% (Identified Cost $314,506)		316,082

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $12)	(24)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—146.4% (Identified Cost $314,494)	$316,058
Other assets and liabilities, net—(46.4)%	(100,132)
NET ASSETS—100.0%	$215,926
Abbreviations:
ADR	American Depositary Receipt
DAC	Designated Activity Company
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, these securities amounted to a value of $92,403 or 42.8% of net assets.
(2)	All or a portion of the security is segregated as collateral for margin loan financing. The value of securities segregated as collateral is $216,344.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(5)	Non-income producing.
(6)	Security is restricted from resale.
(7)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $2,930.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	91%
United Kingdom	3
Cayman Islands	2
Liberia	1
Bermuda	1
Canada	1
Netherlands	1
Total	100%
† % of total investments, net of written options, as of April 30, 2024.

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
Open written options contracts as of April 30, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
ASML Holding N.V.	(5)	$(525)	$1,050.00	05/17/24	$(—) (3)
Bank of America Corp.	(115)	(426)	37.00	05/17/24	(9)
JPMorgan Chase & Co.	(22)	(429)	195.00	05/17/24	(4)
Meta Platforms, Inc.	(6)	(294)	490.00	05/17/24	(1)
Taiwan Semiconductor Manufacturing Co., Ltd.	(43)	(666)	155.00	05/17/24	(2)
Wells Fargo & Co.	(91)	(546)	60.00	05/17/24	(8)
Total Written Options					$(24)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of April 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$153,615	$—	$129,686	$23,929
Corporate Bonds and Notes	61,766	—	57,795	3,971
Equity Securities:
Convertible Preferred Stocks	13,239	13,239	—	—
Preferred Stock	63	—	—	63
Common Stocks	77,524	77,407	—	117(1)
Warrant	—	—	—	—(1)
Money Market Mutual Fund	9,875	9,875	—	—
Total Assets	316,082	100,521	187,481	28,080
Liabilities:
Other Financial Instruments:
Written Options	(24)	(24)	—	—
Total Liabilities	(24)	(24)	—	—
Total Investments, Net of Written Options	$316,058	$100,497	$187,481	$28,080

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at April 30, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Bonds and Notes	Corporate Bonds and Notes	Preferred Stock	Common Stocks	Warrant
Investments in Securities
Balance as of January 31, 2024:	$ 1,988	$ 1,925	$ —	$ 63	$ —(a)	$ —(a)
Net change in unrealized appreciation (depreciation)(b)	(793)	(1,000)	90	—	117	—
Purchases	26,885	23,004	3,881	—	—	—
Balance as of April 30, 2024	$ 28,080	$ 23,929	$ 3,971	$ 63	$ 117(a)	$ —(a)
(a) Includes internally fair valued securities currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at April 30, 2024, was $(793).
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at April 30, 2024:
Investments in Securities – Assets	Ending Balance at April 30, 2024	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
LiveStyle, Inc. Series B	$63	Discounted cash flows liquidation approach	Discount rate	25.79% (25.54% - 26.19%)

Common Stocks:
CCF Holdings LLC	$96	Market and Company Comparables	EV Multiples	1.11x (0.56x - 2.08x)
				5.90x (3.10x - 9.22x)
				0.67x (0.11x - 0.92x)
			Illiquidity Discount	0%

CCF Holdings LLC Class M	$21	Market and Company Comparables	EV Multiples	1.11x (0.56x - 2.08x)
				5.90x (3.10x - 9.22x)
				0.67x (0.11x - 0.92x)
			Illiquidity Discount	0%

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.